Income Tax	12 Months Ended
Dec. 31, 2018
Disclosure of Income Tax [Abstract]
Disclosure of income tax [text block]
(21)	Income Tax

Under the tax legislation in Mexico and the United States of America in effect through December 31, 2018, entities are subject to pay Income Tax (ISR, by its Spanish acronym).

a)	ISR

The Company and each of its subsidiaries file separate income tax returns (including its foreign subsidiary, which files income tax returns in the United States of America, based on its fiscal year ending in April of every year). For the years ended December 31, 2018, 2017 and 2016, the applicable rate under the general tax regime in Mexico is 30%; this rate will be applicable in future years as well. The applicable rate during 2017 and 2016 for the Company’s US subsidiary is 35% (plus state and federal taxes) and as of January 1, 2018 the rate is 21% (plus state and federal taxes).

As of December 31, 2018, 2017 and 2016, BSACV, the Company’s primary operating subsidiary is subject to the agriculture, cattle-raising, forestry and fishing regime of the ISR law, which is applicable to entities exclusively dedicated to such activities. The ISR Law establishes that such activities are exclusive when no more than 10% of an entity’s total revenues are generated from something other than those activities or from industrialized products.

b)	Tax charged to profit and loss

For the years ended December 31, 2018, 2017 and 2016, the income tax (benefit) expense included in profit and loss is as follows:

	December 31
	2018	2017	2016
Operation in Mexico:
Current ISR	$1,242,553	1,512,721	1,215,171
Deferred ISR	(33,718)	(157,646)	264,086
	1,208,835	1,355,075	1,479,257
Foreign operation:
Current ISR	4,294	198,813	45,358
Deferred ISR	(58,151)	(469,444)	118,818
Total ISR expense	$1,154,978	1,084,444	1,643,433

Total income tax expense

The income tax expense attributable to income before income taxes differed from the amount computed by applying the ISR rate of 30% in 2018, 2017 and 2016 due to the items listed below:

	December 31,
	2018		2017		2016
	ISR	Percentage	ISR	Percentage	ISR	Percentage

Expected expense	$1,354,965	30%	$1,811,667	30%	$1,678,379	30%
Increase (decrease) resulting from:		-
Net effects of inflation	(276,758)	(6)%	(329,516)	(5)%	(144,611)	(2)%
(Non-taxable income) Non-deductible expenses	16,648	0%	88,330	1%	14,550	0%
Effect of rate difference of foreign subsidiary	(16,572)	(0)%	702	0%	21,979	0%
Effect from non-deductible employee benefits	90,820	2%	83,953	1%	71,868	1%
Effect of change of income tax rate in the United States of America	-	-	(443,104)	(7)%	-	-
Cancellation of loss by acquisition	-	-	(129,036)	(2)%	-	-
Other	(14,126)	(0)%	1,448	0%	1,268	0%
Income tax expense	$1,154,978	26%	$1,084,444	18%	$1,643,433	29%

c)	Deferred income tax

The Company and each one of its subsidiaries determine the deferred taxes that are reflected at a consolidated level on stand-alone basis. BSACV, the main operating subsidiary of the Company, is subject to tax payment under the agriculture, cattle-raising, forestry and fishing regime, in which the tax base for ISR is determined on collected revenues minus paid deductions.

The tax effects of temporary differences, tax losses and tax credits that give rise to significant portions of deferred tax assets and liabilities as of December 31, 2018, 2017 and 2016 are detailed below:

	December 31,
	2018	2017	2016
Deferred tax assets
Accounts payable	$27,738	16,404	831
Employee benefits	53,398	45,519	42,221
PTU payable	20,536	12,917	12,700
Tax loss carryforwards	-	-	2,760
Other provisions	2,205	7,025	1,754
Total deferred tax assets	103,877	81,865	60,266

Deferred tax liabilities
Property, plant and equipment	51	59	82
Prepaid expenses	-	1,136	52
Total deferred tax liabilities	51	1,195	134
Net deferred tax assets	103,826	80,670	60,132

	December 31,
	2018	2017	2016
Deferred tax assets
Accounts payable	$1,483,275	1,170,771	964,676
Tax loss carryforwards	59,883	22,013	676
Goodwill	3,879	7,562	19,846
Other provisions	76,025	54,020	24,049
Total deferred tax assets	1,623,062	1,254,366	1,009,247

Deferred tax liabilities
Inventories	1,639,156	1,601,498	1,612,890
Accounts receivable	366,825	421,191	438,146
Property, plant and equipment	2,503,172	2,428,358	2,566,002
Prepaid expenses	647,480	392,800	302,958
Intangible assets	233,749	253,898	-
Derivative financial instruments	-	-	1,826
Total deferred tax liabilities	5,390,382	5,097,745	4,921,822
Net deferred tax liability	$3,767,320	3,843,379	3,912,575

d)	Unrecognized deferred tax liabilities

Deferred taxes related to investments in subsidiaries have not been recognized as the Company is able to control the moment of the reversal of the temporary difference, and the reversal is not expected to take place in the foreseeable future. Deferred income tax on investments in subsidiaries not recognized as of December 31, 2018, 2017 and 2016 amounts to $2,049,327, $2,587,954 and $1,962,545, respectively. The Company's policy has been to distribute accounting profits when the respective taxes have been paid and in the case of foreign profits, such tax may be duly credited in Mexico.

e)	Movement in temporary differences during the fiscal year

	January 1, 2018	Recognized in profit and loss	Acquired or/ Recognized directly in equity	December 31, 2018
Accounts payable	$(1,187,175)	(323,784)	(54)	(1,511,013)
Employee benefits	(45,519)	(1,317)	(6,562)	(53,398)
PTU payable	(12,917)	(7,619)	-	(20,536)
Tax loss carryforwards	(22,013)	(37,004)	(866)	(59,883)
Other provisions	(61,045)	(17,240)	55	(78,230)
Goodwill	(7,562)	3,604	79	(3,879)
Intangible assets	253,898	(19,825)	(324)	233,749
Inventories	1,601,498	37,319	339	1,639,156
Accounts receivable	421,191	(54,366)	-	366,825
Property, plant and equipment	2,428,417	74,819	(13)	2,503,223
Prepaid expenses	393,936	253,544	-	647,480
Net deferred tax liability	$3,762,709	(91,869)	(7,346)	3,663,494

	January 1, 2017	Recognized in profit and loss	Acquired or/ Recognized directly in equity	December 31, 2017
Accounts payable	$(965,507)	(223,640)	1,972	(1,187,175)
Employee benefits	(42,221)	1,915	(5,213)	(45,519)
PTU payable	(12,700)	(217)	-	(12,917)
Tax loss carryforwards	(3,436)	(18,577)	-	(22,013)
Other provisions	(25,803)	(35,577)	335	(61,045)
Goodwill	(19,846)	10,895	1,389	(7,562)
Intangible assets	-	-	253,898	253,898
Inventories	1,612,890	(82,523)	71,131	1,601,498
Accounts receivable	438,146	(16,955)	-	421,191
Property, plant and equipment	2,566,084	(351,511)	213,844	2,428,417
Prepaid expenses	303,010	90,926	-	393,936
Derivative financial instruments	1,826	(1,826)	-	-
Net deferred tax liability	$3,852,443	(627,090)	537,356	3,762,709

	January 1, 2016	Recognized in profit and loss	Acquired or/ Recognized directly in equity	December 31, 2016
Accounts payable	$(1,093,909)	134,658	(6,256)	(965,507)
Employee benefits	(32,572)	(14,115)	4,466	(42,221)
PTU payable	(9,516)	(3,184)	-	(12,700)
Tax loss carryforwards	(11,317)	7,881	-	(3,436)
Other provisions	(6,846)	(18,200)	(757)	(25,803)
Goodwill	(22,326)	6,272	(3,792)	(19,846)
Inventories	1,400,793	167,441	44,656	1,612,890
Accounts receivable	382,182	55,964	-	438,146
Property, plant and equipment	2,356,019	93,752	116,313	2,566,084
Prepaid expenses	353,260	(50,250)	-	303,010
Derivative financial instruments	(859)	2,685	-	1,826
Net deferred tax liability	$3,314,909	382,904	154,630	3,852,443

f)	Tax on assets and tax loss carryforwards

As of December 31, 2018, tax loss carryforwards expire as shown below. Amounts are indexed for inflation as permitted by Mexican income tax law:

	Amount as of December 31, 2018
Year	Tax loss carryforwards	Year of expiration / maturity
2017	$58,710	2027
2018	196,197	2028
	$254,907